General - Additional Information (Detail) - CAD / Note	12 Months Ended
	Jun. 30, 2015	Dec. 21, 2004
Organization and Nature of Operations [Line Items]
Income participating securities, principal amount of subordinated notes	3.847	3.847
Subordinated Notes
Organization and Nature of Operations [Line Items]
Debt instrument, stated percentage		14.00%
STA, Inc.
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	100.00%
STA Holdings
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	98.50%
STA Holdings | Common Class A
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	100.00%
Parkview Transit
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	100.00%
Management | STA Holdings | Class B Series Two Common Shares
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	100.00%
Management | STA Holdings | Class B Series Three Common Shares
Organization and Nature of Operations [Line Items]
Ownership of common stock shares	100.00%